Taxes on Income (Details) - Schedule of taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of taxes on income [Abstract]
Current	$ 7,543	$ 14,733	$ 6,839
Deferred	(502)	(6,123)	(1,808)
Taxes on income	7,041	8,610	5,031
Domestic (Israel)	3,695	3,639	4,081
Foreign	3,346	4,971	950
Taxes on income	$ 7,041	$ 8,610	$ 5,031